SCOPE OF CONSOLIDATION - Associates (Details) - USD ($) $ in Millions				1 Months Ended		12 Months Ended
	Dec. 31, 2020	Jan. 27, 2017	Jan. 26, 2017	Sep. 30, 2020	Jan. 31, 2018	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Disclosure of associates [line items]
Current assets	$ 27,973					$ 27,973	$ 28,616
Non-current assets	54,079					54,079	59,292
Current liabilities	22,667					22,667	21,287
Non-current liabilities	19,148					19,148	26,138
Non-controlling interests	1,957					1,957	1,962
Net assets attributable to equity holders of the parent	38,280					38,280	38,521
Carrying amount in the statements of financial position	2,847					2,847	2,859
Revenue						53,270	70,615	$ 76,033
Profit (loss) from continuing operations						(578)	(2,391)	5,330
Other comprehensive income (loss)						(826)	(624)	(1,575)
Total comprehensive income (loss)						(1,404)	(3,015)	3,755
Impairment charges						$ 211	$ 0	132
Increase in number of shares outstanding (in shares)						68,654,992	(1,488,837)
Net gain (loss) on disposal of subsidiaries						$ 1,460	$ 101	16
Accumulated foreign exchange translation gains (losses) recognized in earnings due to decrease in ownership interest in investment						0	105	15
Associate
Disclosure of associates [line items]
Current assets	7,712					7,712	6,846	6,617
Non-current assets	15,287					15,287	8,622	7,980
Current liabilities	4,710					4,710	3,940	3,439
Non-current liabilities	3,441					3,441	2,815	2,411
Non-controlling interests	447					447	384	400
Net assets attributable to equity holders of the parent	14,401					14,401	8,329	8,347
Company's share of net assets	4,344					4,344	2,804	2,846
Adjustments for differences in accounting policies and other	(1,467)					(1,467)	1	(3)
Other adjustments	(30)					(30)	54	28
Carrying amount in the statements of financial position	2,847					2,847	2,859	2,871
Revenue						7,685	9,075	9,193
Profit (loss) from continuing operations						27	143	456
Other comprehensive income (loss)						(56)	1	(32)
Total comprehensive income (loss)						(29)	144	424
Cash dividends received by the Company						$ 43	$ 70	$ 113
China Oriental
Disclosure of associates [line items]
Proportion of voting rights held in associate (in percent)						37.02%	37.02%	37.02%
Current assets	3,611					$ 3,611	$ 2,920	$ 2,516
Non-current assets	2,507					2,507	1,797	1,443
Current liabilities	2,780					2,780	1,837	1,426
Non-current liabilities	454					454	150	35
Non-controlling interests	46					46	44	45
Net assets attributable to equity holders of the parent	2,838					2,838	2,686	2,453
Company's share of net assets	1,050					1,050	994	908
Adjustments for differences in accounting policies and other	0					0	0	0
Other adjustments	112					112	5	44
Carrying amount in the statements of financial position	1,162					1,162	999	952
Revenue						2,420	3,102	3,370
Profit (loss) from continuing operations						112	249	474
Other comprehensive income (loss)						16	0	0
Total comprehensive income (loss)						128	249	474
Cash dividends received by the Company						$ 28	$ 57	$ 92
Increase in number of shares outstanding (in shares)		586,284,000			192,000,000
Proportion of ownership interest in associate (in percent)		39.02%	46.99%		37.02%	37.02%	37.02%	37.02%	39.02%
Net gain (loss) on disposal of subsidiaries		$ (67)			$ (20)			$ (12)
Accumulated foreign exchange translation gains (losses) recognized in earnings due to decrease in ownership interest in investment		$ 23			$ 8
DHS Group
Disclosure of associates [line items]
Proportion of voting rights held in associate (in percent)						33.43%	33.43%	33.43%
Current assets	1,330					$ 1,330	$ 1,385	$ 1,528
Non-current assets	2,810					2,810	2,794	3,062
Current liabilities	364					364	402	480
Non-current liabilities	1,165					1,165	979	1,005
Non-controlling interests	112					112	122	136
Net assets attributable to equity holders of the parent	2,499					2,499	2,676	2,969
Company's share of net assets	835					835	895	992
Adjustments for differences in accounting policies and other	38					38	43	27
Other adjustments	(201)					(201)	27	(4)
Carrying amount in the statements of financial position	672					672	965	1,015
Revenue						1,428	1,795	1,959
Profit (loss) from continuing operations						(244)	(116)	20
Other comprehensive income (loss)						(5)	8	5
Total comprehensive income (loss)						(249)	(108)	25
Cash dividends received by the Company						0	$ 0	$ 5
Impairment charges	$ 211					$ 211
Proportion of ownership interest in associate (in percent)						33.43%	33.43%	33.43%
Discount rate used in current estimate of value in use	7.24%					7.24%
Gonvarri Steel Industries
Disclosure of associates [line items]
Proportion of voting rights held in associate (in percent)						35.00%	35.00%	35.00%
Current assets	$ 2,233					$ 2,233	$ 2,062	$ 2,183
Non-current assets	1,675					1,675	1,628	1,526
Current liabilities	1,087					1,087	1,038	1,134
Non-current liabilities	772					772	795	677
Non-controlling interests	288					288	218	219
Net assets attributable to equity holders of the parent	1,761					1,761	1,639	1,679
Company's share of net assets	616					616	574	588
Adjustments for differences in accounting policies and other	(49)					(49)	(49)	(52)
Other adjustments	59					59	22	(12)
Carrying amount in the statements of financial position	626					626	547	524
Revenue						3,065	3,724	3,544
Profit (loss) from continuing operations						86	82	60
Other comprehensive income (loss)						(67)	(7)	(37)
Total comprehensive income (loss)						19	75	23
Cash dividends received by the Company						$ 15	$ 13	$ 16
Proportion of ownership interest in associate (in percent)						35.00%	35.00%	35.00%
Baffinland
Disclosure of associates [line items]
Proportion of voting rights held in associate (in percent)						25.23%	25.70%	28.76%
Current assets	538					$ 538	$ 479	$ 390
Non-current assets	8,295					8,295	2,403	1,949
Current liabilities	479					479	663	399
Non-current liabilities	1,050					1,050	891	694
Non-controlling interests	1					1	0	0
Net assets attributable to equity holders of the parent	7,303					7,303	1,328	1,246
Company's share of net assets	1,843					1,843	341	358
Adjustments for differences in accounting policies and other	(1,456)					(1,456)	7	22
Other adjustments	0					0	0	0
Carrying amount in the statements of financial position	$ 387					387	348	380
Revenue						772	454	320
Profit (loss) from continuing operations						73	(72)	(98)
Other comprehensive income (loss)						0	0	0
Total comprehensive income (loss)						73	(72)	(98)
Cash dividends received by the Company						$ 0	$ 0	$ 0
Fair value measurement adjustment not recognized				$ 1,500
Proportion of ownership interest in associate (in percent)						25.23%	25.70%	28.76%	31.07%
Net gain (loss) on disposal of subsidiaries							$ (4)	$ (3)
Accumulated foreign exchange translation gains (losses) recognized in earnings due to decrease in ownership interest in investment							$ (12)	$ (9)
Proportion of ownership interest in joint venture (in percent)						25.23%	25.70%